Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

On January 28, 2014, the Company appointed Mr. Frank Jadevaia as President of the Company.  Mr. Jadevaia is the President and a former shareholder of Integration Partners-NY Corporation (“IPC”), a New Jersey corporation and our wholly-owned subsidiary we acquired in January 2014.

As set forth below, Mr. Jadevaia, is a former shareholder of IPC and was a party to the Stock Purchase Agreement between the Company, IPC and the other IPC sellers.  In connection therewith, the Company issued Mr. Jadevaia shares of our common stock and a convertible promissory note as noted below.
Completion of IPC Acquisition

Effective as of January 1, 2014, the Company consummated the acquisition of all of the outstanding capital stock of IPC.  The acquisition of IPC was effected pursuant to the terms of a Stock Purchase Agreement, dated as of December 12, 2013 (the “IPC Agreement”), by and among the Company, IPC, and Barton F. Graf, Jr. , David C. Nahabedian and Frank Jadevaia , as the sole shareholders of IPC.  On January 1, 2014, the Company entered into an amendment to the IPC Agreement, pursuant to which, among other things, the IPC Agreement was amended to provide that one-third (1/3) of the amount of the purchase price to be placed in escrow would be in the form of shares of the Company’s common stock.  The purchase price for the acquisition was paid as follows:

·	an aggregate of $12,509,747 was paid to Messrs. Nahabedian and Graf;

·	a convertible promissory note was issued to Mr. Jadevaia in the original principal amount of $6,254,873 (the “Jadevaia Note”);

·	45,676 shares of our common stock was issued to Mr. Jadevaia or his designee(s);

·	5,886 shares of our common stock was issued to each of Messrs. Nahabedian and Graf or their respective designee(s); and

·
$941,594 was placed in escrow, and 47,080 shares of our common stock were issued in the name of Mr. Jadevaia or his designee(s) and placed in escrow, with Christiana Trust, a division of Wilmington Savings Society, FSB, as escrow agent, securing the sellers’ indemnification and certain other obligations under the IPC Agreement.

As additional earn-out consideration, pursuant to the terms of the IPC Agreement, as amended, the Company will pay to Mr. Jadevaia an amount equal to (i) the product of 0.6 multiplied by the EBITDA of IPC for the 12-month period beginning on January 1, 2014 (the “Forward EBITDA”), plus (ii) in the event that the Forward EBITDA exceeds the closing trailing-twelve-month EBITDA by 5.0% or more, an amount equal to 2.0 multiplied by this difference, which amount will be payable in cash or, at the Company's election, shares of the Company’s common stock. This amount will be recorded as compensation in the period in which it is earned, as Mr. Jadevaia became the President of the Company upon completion of this transaction.

The Jadevaia Note accrues interest at the rate of 8% per annum, and all principal and interest accruing thereunder is due and payable on December 31, 2014.  At the election of  Mr. Jadevaia, the Jadevaia Note is convertible into shares of the Company's common stock at a conversion price of $16.99 per share (subject to equitable adjustments for stock dividends, stock splits, recapitalizations and other similar events).  Beginning on July 1, 2014, if the Company’s common stock is trading at a price greater than or equal to $16.99 for ten consecutive trading days, the Company  may elect to force the conversion of the Jadevaia Note.

Completion of RentVM Acquisition

On February 3, 2014, the Company entered into a Stock Purchase Agreement with RentVM, Inc., a New Jersey corporation (“RentVM”), Aqeel Asim, Awais Daud  and Ali Fayazi, pursuant to which the Company agreed to acquire all the outstanding capital stock of RentVM.  In consideration for the acquisition, at the closing the Company issued 400,000 shares of its common stock, of which (i) an aggregate of 331,601 shares were issued to the sellers and (ii) 68,399 shares were placed in escrow.  The escrowed shares will remain in escrow until such time as the Company files its Annual Report on Form 10-K for the fiscal year ending December 31, 2014.  The escrowed shares will secure, among other things, the sellers’ indemnification obligations under the purchase agreement.  Notwithstanding the foregoing, provided no claim for indemnity has been made, or if a claim has been made and there are sufficient escrowed shares remaining to satisfy such claim, the sellers may request a release of up to 25% of the remaining escrowed shares to cover personal tax liabilities associated with the acquisition.

Up to and including the 90th calendar day following the closing date of the acquisition, the Company will have the option to purchase from sellers, on a pro rata basis, for an aggregate option purchase price of $1,000,000 in cash, a number of shares of the Company’s common stock equal to the quotient of $1,000,000 divided by $14.62, which was the closing price of the Company’s common stock on the trading day immediately preceding the date of the purchase agreement.

Conversion of ICG Debt

On March 9, 2014, pursuant to the ICG Purchase Agreement, ICG converted the outstanding principal amount of $1,150,000 under the three ICG Notes into an aggregate of 107,477 shares of common stock of the Company.  The fair value of the Company’s common stock on the date of conversion was $15.37 per share, resulting in the fair value of the common shares issued being $1,651,921.

On March 31, 2014, pursuant to the ICG Purchase Agreement, ICG converted the remaining outstanding principal amount of $575,000 under the three ICG Notes into an aggregate of 109,399 shares of common stock of the Company. The fair value of the Company’s common stock on the date of conversion was $8.49 per share, resulting in the fair value of the common shares issued being $928,798.

Elimination of MidMarket Debt

Pursuant to Assignment and Assumption Agreements, each dated as of March 12, 2014, Great American Insurance Company (“GAIC”) and Great American Life Insurance Company (“GALIC”, and together with GAIC, the “MidMarket Lenders”) assigned the MidMarket Loans to 31 Group LLC and Dominion Capital LLC (the“Assignees”). Pursuant to an Exchange Agreement, dated as of March 12, 2014, among the parties to the MidMarket Loan Agreement and the Assignees (the “Exchange Agreement”), the Assignees agreed to convert the outstanding principal amount of the MidMarket Loans into shares of the Company’s common stock at an initial conversion price of $10.50 per share. Pursuant to the Exchange Agreement, in full satisfaction of the MidMarket Loans, the Company (i) agreed to issue an aggregate of 1,180,361 shares of common stock, of which it has issued 561,197 and 519,164 shares of its common stock to Dominion Capital LLC and 31 Group LLC, respectively, and (ii) paid an aggregate of $276,575 in cash to the Assignees in respect of accrued but unpaid interest under the MidMarket Loans. The Exchange Agreement further provides that if 85% of the volume weighted average price of the Company’s common stock on April 14, 2014 is less than $10.50, the Company shall issue an additional number of shares of the Company’s common stock such that average conversion price of the MidMarket Loans is such lower price. On the date of the elimination of debt, the fair value of the Company’s common stock was $11.87, resulting in the total fair value of shares issued of $14,010,885.

On April 15, 2014, the Company entered into an amendment to the Exchange Agreement pursuant to which the Company amended the provision requiring it to issue additional shares of common stock by issuing to the two investors an aggregate of 765,849 additional shares of common stock, which shares were valued at $5.35 per share, and three-year warrants to purchase up to 225,000 shares of common stock at a purchase price of $7.25 per share. On March 12, 2014 and April 15, 2014, the dates of the elimination of debt, the fair value of the Company’s common stock was $11.87 and $5.35, respectively, resulting in the total fair value of shares issued of $16,921,177.

VaultLogix Definitive Stock Purchase Agreement

On March 19, 2014, the Company entered into an Interest Purchase Agreement (the “VaultLogix Agreement”) with VaultLogix and the holders of all of the outstanding membership interests in VaultLogix, as sellers, to acquire from the sellers all of the outstanding membership interests of VaultLogix and certain related entities for an aggregate purchase price of approximately $44 million.  On the closing of the acquisition, the purchase price will be paid to the sellers as follows:  (i) $17 million in cash, (ii) $11.5 million in shares of the Company’s common stock at a price of $16.50 per share and (iii) $15.5 million in the Company’s unsecured convertible promissory notes. The VaultLogix Agreement provides that if the closing price of the Company’s common stock 180 days after the closing date is less than $14.85 per share, then the Company  will issue to the sellers additional shares of the Company’s common stock as downside protection; provided, however, the Company  will not issue additional shares at a value less than $12.50 per share.

The promissory notes the Company  issues at closing will bear interest at the rate of 8% per annum, and all principal and interest accrued under such notes will be payable on the third anniversary of the closing date.  Such promissory notes will be convertible into shares of the Company’s common stock at a conversion price equal to 102% of the closing price of the Company’s common stock on the trading day immediately prior to the closing date.  A portion of the principal amount of such notes equal 20% of the principal amount on the closing date will not be convertible until the 15-month anniversary of the closing date.  On a date when (i) the shares of the Company’s common stock that are issuable upon conversion of such notes are freely tradable without restriction or volume limitations under Rule 144 under the Securities Act of 1933, and (ii) the average closing price of the Company’s common stock is 107% or higher of the conversion price of such notes, the Company will have the right to force the conversion of such notes into shares of the Company’s common stock at the then-applicable conversion price.  In addition, if on or after the maturity date of such notes, (i) the Company is restricted or otherwise unable to pay in cash all outstanding amounts due under such notes, (ii) such notes have not otherwise been paid in full within ten business days following the maturity date, or (iii) the Company  is not at such time entitled force the conversion of such notes into its common stock, then, in the event that both (i) and (iii) above apply, the Company, and in the event that both (ii) and (iii) above apply, the holders of such notes, will have the right to convert all outstanding amounts owing under such notes into shares of the Company’s common stock at a conversion price equal to the average closing price of the Company’s common stock on the three trading days immediately preceding the date of such conversion.

The VaultLogix Agreement contains customary representations, warranties, covenants and indemnification provisions. The closing remains subject to closing conditions, including the accuracy of representations and warranties of the parties in the VaultLogix Agreement and the Company’s ability to raise sufficient cash proceeds to consummate the acquisition.  The VaultLogix Agreement may be terminated at any time prior to closing (i) by mutual consent of the parties, (ii) by either party if the closing has not occurred by April 30, 2014, (iii) by either party if the other party has breached any of its representations, warranties or covenants or (iv) by either party if a court or governmental authority has issued a final order or ruling prohibiting the transaction.  Notwithstanding the foregoing, the Company will have the right to extend the April 30, 2014 termination date to May 31, 2014 by paying the sellers a nonrefundable deposit of $500,000, which will be applied to the cash portion of the purchase price.  If on May 31, 2014, after such an extension of the termination date, the Company is unable to consummate the closing of the acquisition because it is unable to satisfy its conditions to closing, and the sellers have otherwise satisfied or are able to satisfy their conditions to closing, the Company will be required to pay the sellers a break-up fee in the amount of $500,000.

Mr. Mark Munro, the Company’s chairman and chief executive officer, was a member of the board of VaultLogix from March 2004 until February 2008, and was one of VaultLogix’s largest investors until that company was sold in February 2008.  All outstanding debt or equity obligations owed by VaultLogix to Mr. Munro were paid in December 2009.  Since December 2009, Mr. Munro has had no financial or other pecuniary interest in VaultLogix.
Mr. Daniel Sullivan, the Company’s chief financial officer, previously served as the chief financial officer of VaultLogix from January 2003 to July 2010.  Mr. Sullivan also currently serves as a director of Tier 1 Solutions, Inc. and is a minority shareholder of that company.  Tier 1 Solutions, Inc. owns 1% of the membership interests of VaultLogix.

Termination of PNC Credit Agreement

On April 4, 2014, the Company terminated the PNC Credit Agreement in accordance with the terms of such agreement and satisfied in full all of its obligations thereunder. In connection with the early termination of the PNC Credit Agreement, the Company paid to PNC Bank an early termination fee of $200,000.